Short-term deposits and long-term deposits (Tables)	12 Months Ended
Dec. 31, 2023
Short-term deposits and long-term deposits
Schedule for short-term deposits and long-term deposits

	December 31, 2022		December 31, 2023
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	3,676,450	3,676,450	1,185,000	1,185,000
US$	767,000	5,341,848	800,000	5,666,160
Total		9,018,298		6,851,160

	December 31, 2022		December 31, 2023
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	—	—	2,100,000	2,100,000
US$	154,000	1,072,548	64,000	453,293
Total		1,072,548		2,553,293